Customer deposits (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Customer Deposits Note Tables [Line Items]
Disclosure Of Customer Deposits Explanatory

USD m 31.12.23 31.12.22
Demand deposits 240,942 180,822
Retail savings / deposits 186,087 149,310
Sweep deposits 41,045 69,223
Time deposits
1
323,955 125,696
Total customer deposits 792,029 525,051
of which: Credit Suisse
2
236,049
1 Includes customer deposits in UBS AG Jersey Branch and Credit

Suisse AG Guernsey Branch placed by UBS Switzerland AG

on behalf of its clients.

2 Refer to Note 2 for more information about the acquisition of
the Credit Suisse Group.